TAXES ON INCOME (Schedule of Taxes on Income) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Tax Disclosure [Abstract]
Current	$ 1,233	$ 1,108	$ 1,562
Prior years	15	81	332
Deferred	4	1	7
Domestic	555	679	800
Foreign	697	511	1,101
Tax benefit	$ 1,252	$ 1,190	$ 1,901